Reverse Stock Split (Details)	Aug. 10, 2020 USD ($) $ / shares shares	Sep. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Common stock, shares authorized		20,000,000
Common stock par value | $ / shares		$ 0.001
Preferred stock, shares authorized (in shares)	2,000,000	2,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Common stock, shares outstanding (in shares)				45,746
Reverse stock split ratio	1
Value of fractional shares paid | $	$ 175,000
Voting Common Stock Member
Common stock, shares authorized	22,000,000	20,000,000	20,000,000	20,000,000
Voting common stock	20,000,000
Common stock par value | $ / shares	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued (in shares)	500	2,718,967	2,042,670	41,601
Common stock, shares outstanding (in shares)	500	2,718,967	2,042,670	41,601
Non-voting common shares
Common stock, shares authorized		2,000,000
Common stock par value | $ / shares	$ 0.001
Non- voting common stock	2,000,000